SCHEDULE OF MAJOR CUSTOMERS BREAKDOWN OF COMPANY'S REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenue, Major Customer [Line Items]
Revenues	$ 274	$ 34	$ 298	$ 74	$ 491	[1]	$ 309	[1]	$ 391	[1]
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues					383		85		134
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues							30		92
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues					41		33		21
Customer D Parent Company [Member]
Revenue, Major Customer [Line Items]
Revenues					$ 5		$ 36

[1]	As for revenues related to transaction with the Parent Company – see Note 11